Eaton Vance

High Yield Municipal Income Fund

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 2.8%

Security	Principal Amount (000’s omitted)	Value
Hospital — 2.1%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$4,900,907
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	5,715	5,586,413
Montefiore Obligated Group, 4.287%, 9/1/50	8,915	9,319,539
Tower Health, 4.451%, 2/1/50	14,780	13,174,596

		$32,981,455

Other — 0.6%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$10,512,852

		$10,512,852

Other Revenue — 0.1%
YMCA of Greater New York, 2.303%, 8/1/26	$1,055	$1,049,621

		$1,049,621

Total Corporate Bonds — 2.8% (identified cost $40,718,609)		$44,543,928

Tax-Exempt Municipal Obligations — 95.1%
Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$567	$141,797

		$141,797

Education — 4.6%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(1)	$1,270	$1,437,005
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	925	977,873
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 4.00%, 12/15/51(1)	800	854,272
Build NYC Resource Corp., NY, (New World Preparatory Charter School):
4.00%, 6/15/51	160	170,302
4.00%, 6/15/56	125	132,475
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	545	605,909
5.375%, 6/15/48(1)	1,020	1,116,319
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	382,272
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	150	165,201
4.00%, 5/1/51	500	545,295
District of Columbia, (District of Columbia International School):
5.00%, 7/1/39	710	851,127
5.00%, 7/1/49	700	824,516

Security	Principal Amount (000’s omitted)	Value
District of Columbia, (KIPP DC):
4.00%, 7/1/39	$280	$315,563
4.00%, 7/1/44	270	300,615
4.00%, 7/1/49	385	425,587
District of Columbia, (Rocketship DC Obligated Group):
5.00%, 6/1/41(1)	1,190	1,389,777
5.00%, 6/1/49(1)	2,100	2,346,309
5.00%, 6/1/61(1)	1,175	1,346,973
Erie Higher Education Building Authority, PA, (Gannon University), 5.00%, 5/1/47	475	580,331
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(1)	1,000	1,041,490
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	801,428
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	858,210
Forest Grove, OR, (Pacific University), Prerefunded to 5/1/22, 5.00%, 5/1/40	1,070	1,094,631
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	170	191,704
5.00%, 7/1/55	460	511,065
Indiana Finance Authority, (Valparaiso University):
4.00%, 10/1/34	500	583,665
4.00%, 10/1/35	650	757,510
Kentucky Bond Development Corp., (Centre College):
4.00%, 6/1/46	800	924,224
4.00%, 6/1/51	1,250	1,437,337
Kentucky Bond Development Corp., (Transylvania University):
4.00%, 3/1/46	2,805	3,154,615
4.00%, 3/1/49	705	790,791
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
4.00%, 9/1/35	300	345,774
4.00%, 9/1/40	1,200	1,366,596
Louisiana Public Facilities Authority, (Loyola University), 4.00%, 10/1/51	1,170	1,304,527
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), 4.00%, 7/1/61(1)	2,600	2,760,264
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,566,160
Michigan State University, 5.00%, 2/15/44	1,000	1,224,240
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,129,580
Public Finance Authority, WI, (Coral Academy of Science Las Vegas), 4.00%, 7/1/51	2,000	2,171,360
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(1)	300	320,643
5.00%, 6/15/39(1)	205	222,556
5.00%, 6/15/49(1)	260	279,131
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	840	992,846
5.00%, 4/1/50(1)	2,510	2,925,405
5.50%, 4/1/32	170	173,035
5.75%, 4/1/42	2,045	2,080,583
Romeoville, IL, (Lewis University):
5.00%, 10/1/27	1,000	1,121,250
5.00%, 10/1/29	1,000	1,112,100

Security	Principal Amount (000’s omitted)	Value
5.00%, 10/1/30	$1,000	$1,108,280
5.00%, 10/1/35	2,000	2,203,320
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	2,000	2,202,260
University of California, 5.00%, 5/15/38(4)	10,000	10,706,700
Waco Education Finance Corp., TX, (Baylor University), 5.00%, 3/1/35	1,260	1,599,734
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.):
4.00%, 3/15/40	750	844,312
5.00%, 3/15/50	2,345	2,775,214

		$72,450,261

Electric Utilities — 2.8%
Arkansas River Power Authority, CO:
5.00%, 10/1/31	$1,500	$1,799,205
5.00%, 10/1/32	1,500	1,794,120
5.00%, 10/1/38	9,325	10,998,091
5.00%, 10/1/43	2,250	2,627,910
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,890	17,836,843
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	7,500	8,258,700
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/38	1,420	1,820,241

		$45,135,110

Escrowed/Prerefunded — 2.7%
Build NYC Resource Corp., NY, (YMCA of Greater New York):
Prerefunded to 8/1/25, 4.00%, 8/1/31	$650	$732,062
Prerefunded to 8/1/25, 4.00%, 8/1/36	875	985,469
Central Texas Regional Mobility Authority, Prerefunded to 7/1/25, 5.00%, 1/1/35	1,100	1,277,793
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Prerefunded to 12/1/22, 5.00%, 12/1/33	5,000	5,259,600
Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	3,500	3,490,200
Detroit, MI, Sewage Disposal System:
Prerefunded to 7/1/22, 5.00%, 7/1/32	3,185	3,287,621
Prerefunded to 7/1/22, 5.25%, 7/1/39	3,355	3,468,667
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.):
Prerefunded to 7/1/24, 5.00%, 7/1/34	750	840,930
Prerefunded to 7/1/24, 5.00%, 7/1/39	1,250	1,401,550
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/37	1,000	1,154,410
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 4.25%, 11/15/41	3,940	4,397,198
Michigan Finance Authority, (Detroit Water and Sewerage Department), Prerefunded to 7/1/22, 5.00%, 7/1/44	1,905	1,966,036
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University):
Prerefunded to 4/1/25, 5.00%, 4/1/30	800	922,640
Prerefunded to 4/1/25, 5.00%, 4/1/35	1,000	1,153,300
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), Prerefunded to 12/1/24, 5.00%, 12/1/31	6,250	7,133,250
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), Prerefunded to 1/1/24, 7.00%, 1/1/34	3,000	3,418,590
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,652,604

		$42,541,920

Security	Principal Amount (000’s omitted)	Value
General Obligations — 7.0%
Centennial Independent School District No. 12, Circle Pines, MN:
0.00%, 2/1/31	$1,225	$937,921
0.00%, 2/1/33	1,500	1,044,915
Chicago Board of Education, IL:
5.00%, 12/1/21	790	792,955
5.00%, 12/1/26	1,595	1,887,746
5.00%, 12/1/40	3,000	3,654,810
5.00%, 12/1/42	1,820	1,888,796
Chicago, IL, 5.00%, 1/1/40	2,000	2,363,660
Detroit, MI:
5.00%, 4/1/30	1,400	1,652,392
5.00%, 4/1/31	865	1,016,479
5.50%, 4/1/31	565	713,928
5.50%, 4/1/32	595	749,426
5.50%, 4/1/35	350	437,952
5.50%, 4/1/45	1,930	2,375,637
5.50%, 4/1/50	2,320	2,842,882
Illinois:
4.00%, 6/1/33	4,000	4,381,480
4.00%, 11/1/40	4,000	4,453,000
5.00%, 11/1/30	7,200	8,427,816
5.00%, 5/1/33	9,480	11,233,800
5.00%, 5/1/35	3,500	3,840,760
5.00%, 12/1/42	8,125	9,361,219
5.25%, 7/1/30	2,800	3,013,752
5.50%, 5/1/39	1,085	1,346,995
5.75%, 5/1/45	1,115	1,385,231
New Jersey, 4.00%, 6/1/31	3,000	3,646,380
Puerto Rico:
5.75%, 7/1/41(5)	3,540	3,274,500
8.00%, 7/1/35(5)	11,360	10,015,075
Sherwood School District No. 88J, OR, 0.00%, 6/15/37	3,630	2,110,482
Washington:
5.00%, 8/1/44	5,175	6,685,272
5.00%, 8/1/45	8,525	10,983,013
Will and Cook Counties Community High School District No. 210, IL:
0.00%, 1/1/27	60	54,158
3.375%, 1/1/33	450	457,483
5.00%, 1/1/28	3,500	3,657,570

		$110,687,485

Hospital — 12.9%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,437,666
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center):
4.00%, 7/1/40	2,125	2,478,621
4.00%, 7/1/45	3,000	3,457,890
Berks County Industrial Development Authority, PA, (Tower Health):
5.00%, 11/1/47	510	560,674
5.00%, 11/1/50	5,000	5,484,350

Security	Principal Amount (000’s omitted)	Value
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/35	$250	$273,233
5.00%, 11/1/40	550	598,659
5.00%, 11/1/44	500	542,320
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,168,020
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	2,400	2,812,848
Camden County Improvement Authority, NJ, (Cooper Health System):
5.00%, 2/15/29	1,000	1,090,020
5.00%, 2/15/32	2,000	2,170,760
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,655	1,851,978
Colorado Health Facilities Authority, (Boulder Community Health):
4.00%, 10/1/38	300	344,820
4.00%, 10/1/39	300	344,004
4.00%, 10/1/40	300	343,311
Colorado Health Facilities Authority, (Parkview Medical Center, Inc.), (PSF Guaranteed), 4.00%, 9/1/45	1,000	1,145,750
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
4.00%, 7/1/42(6)	1,750	1,979,652
5.00%, 7/1/34(6)	3,100	3,917,842
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,531,743
Cuyahoga County, OH, (The MetroHealth System):
5.00%, 2/15/31	1,500	1,762,170
5.00%, 2/15/32	1,500	1,760,670
Decatur Hospital Authority, TX, (Wise Regional Health System):
5.00%, 9/1/34	1,625	1,782,657
5.25%, 9/1/29	1,675	1,862,148
5.25%, 9/1/44	8,880	9,754,414
Douglas County Hospital Authority No. 2, NE, (Children’s Hospital Obligated Group), 4.00%, 11/15/50	1,300	1,490,645
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	315	339,400
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	2,595	2,857,796
Grand Forks, ND, (Altru Health System):
4.00%, 12/1/46	925	1,044,963
4.00%, 12/1/51	1,375	1,544,469
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	4,000	4,521,000
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children’s Hospital), 3.00%, 10/1/51	8,400	8,750,196
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,965	3,309,948
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center):
5.50%, 6/1/29	710	744,925
6.00%, 6/1/39	3,805	3,994,261
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	4,385	5,023,544
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	10,000	11,269,900
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/40	300	348,624
Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	925	1,123,607

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/44	$4,000	$4,772,720
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), (LOC: JPMorgan Chase Bank, N.A.), 0.04%, 11/15/35(7)	5,000	5,000,000
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group):
3.00%, 6/1/50	2,875	3,024,011
4.00%, 6/1/45	1,500	1,738,155
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,264,906
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,895,102
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group):
4.00%, 7/1/48	6,265	6,832,546
5.00%, 7/1/41	1,750	2,011,187
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/50	10,000	11,208,300
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/32(1)	1,000	1,191,460
5.00%, 12/1/33(1)	2,000	2,382,040
5.00%, 12/1/34(1)	3,900	4,636,281
5.00%, 12/1/35(1)	1,000	1,187,640
5.00%, 12/1/40(1)	2,300	2,598,747
Oklahoma Development Finance Authority, (OU Medicine):
5.00%, 8/15/38	1,025	1,230,061
5.25%, 8/15/43	14,865	18,070,637
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/40	875	1,075,751
Palm Beach County Health Facilities Authority, FL, (Baptist Health South Florida Obligated Group), 3.00%, 8/15/44	1,170	1,235,520
Pima County Industrial Development Authority, AZ, (Tucson Medical Center):
4.00%, 4/1/37	900	1,067,319
4.00%, 4/1/38	1,040	1,230,476
4.00%, 4/1/39	1,400	1,652,280
4.00%, 4/1/40	1,350	1,586,088
4.00%, 4/1/41	1,685	1,971,197
Public Finance Authority, WI, (Appalachian Regional Healthcare System):
4.00%, 7/1/46	500	569,245
4.00%, 7/1/51	625	705,606
5.00%, 7/1/37	275	346,910
5.00%, 7/1/38	375	472,013
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group):
5.00%, 12/1/35	3,100	3,295,734
5.75%, 12/1/32	4,050	4,199,526
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(4)	7,000	7,637,910
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/38	2,500	2,935,125
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	2,580	2,787,406
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,698,225

		$205,329,622

Security	Principal Amount (000’s omitted)	Value
Housing — 1.1%
CSCDA Community Improvement Authority, CA, Essential Housing Revenue:
2.80%, 3/1/47(1)	$900	$846,045
3.00%, 12/1/56(1)	4,420	4,110,733
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.00%, 7/1/40	1,000	1,123,680
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University):
Prerefunded to 4/1/24, 5.00%, 4/1/34	3,885	4,293,080
Prerefunded to 4/1/24, 5.00%, 4/1/39	3,500	3,867,640
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(5)	860	860,000
11.00%, 7/1/31(5)	2,000	2,000,000

		$17,101,178

Industrial Development Revenue — 10.8%
Arkansas Development Finance Authority, (Big River Steel):
(AMT), 4.50%, 9/1/49(1)	$3,750	$4,086,150
Green Bonds, (AMT), 4.75%, 9/1/49(1)	4,000	4,456,760
Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	1,890	1,995,349
Florida Development Finance Corp., (Waste Pro USA, Inc.):
(AMT), 3.00%, 6/1/32	3,600	3,766,392
(AMT), 5.00%, 5/1/29(1)	795	848,480
(AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	2,250	2,309,422
George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54	2,145	2,404,781
Houston, TX, (United Airlines, Inc. Terminal E Project), (AMT), 4.75%, 7/1/24	4,630	4,901,596
Houston, TX, (United Airlines, Inc.):
(AMT), 4.00%, 7/15/41	4,015	4,250,440
(AMT), 5.00%, 7/15/27	1,750	2,035,022
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.), (AMT), 3.50%, 12/1/51(1)	5,250	5,312,265
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	4,050	4,188,064
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	2,114,925
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,628,180
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(1)	1,075	1,106,347
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,049,710
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(1)	1,500	1,539,615
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	6,335	6,579,151
(AMT), 4.875%, 11/1/42(1)	6,965	7,261,709
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	11,690	12,281,981
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(1)	480	507,192
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.25%, 9/15/29	8,285	8,606,624
(AMT), 5.50%, 6/1/33	4,375	4,685,712
(AMT), 5.625%, 11/15/30	2,045	2,246,351
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	5,100	5,350,869

Security	Principal Amount (000’s omitted)	Value
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	$5,500	$5,831,430
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	19,130	21,958,370
(AMT), 5.00%, 10/1/40	7,065	8,681,119
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(1)	1,000	1,137,490
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(1)	2,200	2,251,128
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,912,100
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,549,100
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	6,290	7,058,638
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.):
4.50%, 5/1/32(1)	1,338	1,431,671
5.25%, 5/1/44(1)	1,280	1,473,920
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	475	550,686
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,506,197

		$171,854,936

Insured-Education — 0.1%
Atlantic County Improvement Authority, NJ, (Stockton University Atlantic City Campus Phase II), (AGM), 4.00%, 7/1/47	$750	$873,480

		$873,480

Insured-Escrowed/Prerefunded — 0.7%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$10,000	$11,814,100

		$11,814,100

Insured-General Obligations — 1.2%
Atlantic City, NJ:
(AGM), 4.00%, 3/1/42	$480	$532,757
(BAM), 5.00%, 3/1/42	1,250	1,465,863
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/26	500	599,370
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	1,000	1,121,560
McHenry County Community Unit School District No. 12, IL, (Johnsburg):
(AGM), 5.00%, 1/1/31	3,175	3,471,926
(AGM), 5.00%, 1/1/32	1,215	1,328,068
(AGM), 5.00%, 1/1/33	1,405	1,535,117
(AGM), 5.00%, 7/1/34	2,810	3,068,323
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	5,000	5,739,200

		$18,862,184

Insured-Hospital — 0.2%
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/51	$3,250	$3,309,020

		$3,309,020

Insured-Housing — 0.0%(2)
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds, (BAM), 3.00%, 5/15/51	$400	$412,344

		$412,344

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 2.0%
Harris County-Houston Sports Authority, TX:
(AGM), (NPFG), 0.00%, 11/15/34	$12,700	$7,743,063
(NPFG), 0.00%, 11/15/26	9,395	8,329,889
(NPFG), 0.00%, 11/15/28	9,600	7,907,616
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,060,633
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	363,964
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/40	1,750	1,851,132
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGC), 0.00%, 3/1/34	3,500	2,680,055
(AGM), 3.00%, 3/1/38	1,555	1,654,427

		$31,590,779

Insured-Special Tax Revenue — 1.9%
Illinois Sports Facilities Authority:
(AMBAC), 0.00%, 6/15/25	$750	$721,275
(AMBAC), 0.00%, 6/15/26	2,380	2,244,126
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	20,682,510
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	2,515	2,770,574
(AGM), 3.75%, 5/1/40	2,985	3,283,291

		$29,701,776

Insured-Transportation — 1.5%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AGM), (AMT), 4.00%, 1/1/46	$2,485	$2,811,604
Chicago, IL, (O’Hare International Airport):
(AGM), 5.25%, 1/1/32	1,500	1,584,315
(AGM), 5.25%, 1/1/33	650	686,380
(AGM), 5.50%, 1/1/43	1,355	1,432,140
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,543,381
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	2,314,329
Ohio, (Portsmouth Gateway Group, LLC):
(AGM), (AMT), 5.00%, 12/31/27	1,150	1,312,771
(AGM), (AMT), 5.00%, 12/31/28	1,600	1,822,128
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	8,080,451

		$23,587,499

Insured-Water and Sewer — 0.5%
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/27	$2,155	$1,748,502
(AGM), 0.00%, 10/1/28	3,965	3,012,330
(AGM), 0.00%, 10/1/29	3,035	2,153,818
(AGM), 0.00%, 10/1/30	2,580	1,706,128

		$8,620,778

Lease Revenue/Certificates of Participation — 1.5%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), Prerefunded to 12/1/23, 5.00%, 12/1/29(4)	$10,875	$11,934,986
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	805	805,869

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	$1,530	$1,835,970
5.00%, 6/15/44	8,290	10,037,035

		$24,613,860

Nursing Home — 0.0%(2)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$405	$407,620

		$407,620

Other Revenue — 1.9%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	$6,250	$1,125,000
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	1,260	1,488,035
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), 4.00%, 6/15/52(6)	4,060	4,512,405
Military Installation Development Authority, UT, 4.00%, 6/1/52	1,500	1,451,070
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	2,040	2,400,162
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(4)	10,000	11,371,600
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,105	7,007,021
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	774,515

		$30,129,808

Senior Living/Life Care — 12.0%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,385,910
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	7,945	8,413,199
5.00%, 11/15/38	1,000	1,137,960
California Public Finance Authority, (Enso Village), Green Bonds:
3.125%, 5/15/29(1)	360	363,791
5.00%, 11/15/36(1)	375	436,151
5.00%, 11/15/51(1)	1,500	1,700,610
Centerville, OH, (Graceworks Lutheran Services):
5.25%, 11/1/37	3,250	3,601,585
5.25%, 11/1/47	3,190	3,487,818
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/48	425	459,017
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	273,955
5.375%, 11/15/55	300	329,556
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	1,210	1,355,430
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	863,543
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	1,000	1,100,140
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	1,600	1,724,752
Florida Development Finance Corp. (The Glenridge on Palmer Ranch), 5.00%, 6/1/51	2,000	2,262,000
Florida Development Finance Corp., (Mayflower Retirement Community):
4.00%, 6/1/36(1)	1,110	1,240,148
4.00%, 6/1/41(1)	655	724,161
4.00%, 6/1/46(1)	1,270	1,391,907
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	1,097,110
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 4.00%, 4/1/51(1)	10,000	10,381,500
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	136,066

Security	Principal Amount (000’s omitted)	Value
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	$415	$435,858
6.375%, 1/1/33	655	689,335
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.):
5.125%, 11/15/32	525	544,940
5.25%, 11/15/37	480	497,928
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,818,460
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	468,820
Indiana Finance Authority, (Marquette), Prerefunded to 3/1/22, 5.00%, 3/1/39	1,000	1,015,670
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,500	1,621,245
5.00%, 5/15/43	3,250	3,700,027
5.00%, 5/15/55	2,095	2,402,232
James City County Economic Development Authority, VA, (Williamsburg Landing), 4.00%, 12/1/50	3,235	3,507,743
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,791,225
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	1,550	1,727,801
5.00%, 11/15/38(1)	1,010	1,115,969
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
5.00%, 10/1/37(1)	1,000	1,083,780
5.00%, 10/1/47(1)	1,280	1,384,614
5.00%, 10/1/57(1)	2,410	2,604,632
Massachusetts Development Finance Agency, (Orchard Cove, Inc.), 5.00%, 10/1/39	370	413,416
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(5)	25	19,500
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,414,998
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	9,725,094
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront):
5.125%, 10/1/34	2,500	2,687,625
5.40%, 10/1/44	1,770	1,894,785
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/51	1,150	1,248,325
4.00%, 12/1/56	3,200	3,459,136
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	585	619,299
5.625%, 7/1/46(1)	555	591,930
5.75%, 7/1/54(1)	1,745	1,863,503
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover):
5.00%, 10/1/40	815	929,279
5.00%, 10/1/46	1,000	1,132,210
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	6,799,372
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,375,824
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge):
4.00%, 1/1/25	1,600	1,600,720

Security	Principal Amount (000’s omitted)	Value
4.375%, 1/1/39	$1,250	$1,342,238
5.00%, 1/1/49	6,000	6,487,680
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,930,923
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/45	1,000	1,113,620
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/51	1,600	1,806,576
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,485	2,851,985
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):
7.25%, 6/1/34	75	78,661
7.25%, 6/1/39	1,190	1,247,227
7.50%, 6/1/49	6,855	7,189,113
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), 5.00%, 6/1/55	6,800	7,301,228
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	831,030
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	1,025	1,038,756
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/30	1,945	2,130,572
St. Johns County Industrial Development Authority, FL, (Vicar’s Landing):
4.00%, 12/15/46	500	541,695
4.00%, 12/15/50	500	537,965
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	1,250	1,399,975
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	849,707
6.75%, 11/15/51	3,250	3,794,115
6.875%, 11/15/55	200	234,340
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace):
5.00%, 10/1/34	2,130	2,334,693
5.00%, 10/1/44	5,410	5,881,481
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/38	995	1,090,600
4.00%, 12/1/46	920	986,249
4.00%, 12/1/56	785	829,015
6.00%, 12/1/32	450	452,093
6.25%, 12/1/42	1,380	1,386,693
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(1)	3,350	3,649,691
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.):
4.25%, 7/1/32	1,270	1,294,663
4.50%, 7/1/42	1,270	1,295,552
Warren County, OH, (Otterbein Homes Obligated Group):
5.00%, 7/1/39	1,975	2,143,981
5.50%, 7/1/39	500	536,590
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(1)	1,500	1,563,165
5.00%, 7/1/46(1)	1,250	1,284,950
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/43(1)	4,000	4,536,840
5.00%, 1/1/48(1)	4,815	5,442,587

Security	Principal Amount (000’s omitted)	Value
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(1)	$1,385	$1,549,233
5.00%, 1/1/49(1)	695	775,140
Wayzata, MN, (Folkestone Senior Living Community):
4.00%, 8/1/38	175	183,274
4.00%, 8/1/39	125	130,775
4.00%, 8/1/44	815	847,111
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/36	365	420,111
4.00%, 11/15/41	370	421,918
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,630	2,735,121

		$191,530,536

Special Tax Revenue — 3.2%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$6,985	$7,532,624
Cleveland-Cuyahoga County Port Authority, OH, (Flats East Bank), 4.00%, 12/1/55(1)	400	416,248
Conroe Local Government Corp., TX, (Conroe Convention Center Hotel):
3.50%, 10/1/31	685	677,253
5.00%, 10/1/50	1,605	1,739,162
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,200,820
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	668,970
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,455	4,839,422
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	653,141
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	900	1,019,736
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,734,736
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(5)	1,005	10
5.75%, 5/1/38	1,150	1,160,660
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(4)	10,000	11,335,500
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,349,625
South Orange County Public Financing Authority, CA, (Ladera Ranch):
5.00%, 8/15/31	1,500	1,536,945
5.00%, 8/15/33	1,000	1,024,780
5.00%, 8/15/34	450	461,120
South Village Community Development District, FL:
3.50%, 5/1/32	790	833,087
3.625%, 5/1/35	485	512,480
3.75%, 5/1/38	1,010	1,067,833
4.875%, 5/1/35	500	539,975
5.00%, 5/1/38	100	108,771
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	1,083	1,076,535
Series A2, 5.80%, 5/1/35	795	637,900
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	545	524,344
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,405	3,652,441

		$50,304,118

Security	Principal Amount (000’s omitted)	Value
Student Loan — 0.4%
New Jersey Higher Education Student Assistance Authority:
(AMT), 4.00%, 12/1/30	$2,785	$2,926,896
(AMT), 4.75%, 12/1/43	2,765	2,841,397

		$5,768,293

Transportation — 25.7%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/41	$2,000	$2,361,680
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/49	10,000	12,055,100
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/36	1,740	2,077,856
(AMT), 5.00%, 12/31/37	760	907,265
Central Texas Regional Mobility Authority:
4.00%, 1/1/51	4,400	4,982,912
5.00%, 1/1/46	6,400	7,925,312
Series 2016, 5.00%, 1/1/40	2,375	2,865,485
Chesapeake Bay Bridge and Tunnel Commission, VA, 5.00%, 7/1/46	4,000	4,686,600
Chicago, IL, (O’Hare International Airport):
4.00%, 1/1/35	7,500	8,719,050
5.00%, 1/1/35	2,500	2,909,500
5.00%, 1/1/38	5,000	5,804,900
(AMT), 4.375%, 1/1/40	2,500	2,728,800
(AMT), 5.00%, 1/1/25	2,555	2,687,196
(AMT), 5.00%, 1/1/26	2,170	2,281,495
(AMT), 5.00%, 7/1/33	500	602,320
(AMT), 5.00%, 7/1/38	1,500	1,767,195
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,645,750
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
4.00%, 11/1/35	3,505	4,123,457
(AMT), 5.25%, 11/1/29	7,000	7,644,490
Eagle County Air Terminal Corp., CO:
(AMT), 5.00%, 5/1/37	1,000	1,157,130
(AMT), 5.00%, 5/1/41	4,940	5,674,430
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(1)	8,840	9,547,023
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,254,144
Houston, TX, Airport System Revenue:
(AMT), 4.00%, 7/1/46	10,000	11,387,400
(AMT), 4.00%, 7/1/48	810	920,605
Illinois Toll Highway Authority:
4.00%, 1/1/44(4)	13,050	15,002,932
5.00%, 1/1/40(4)	15,000	17,357,700
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/46	6,000	7,161,060
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/28	2,690	1,966,632
0.00%, 7/1/29	1,135	933,186
0.00%, 7/1/30	500	382,300
0.00%, 7/1/31	1,150	817,052
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	450	539,802

Security	Principal Amount (000’s omitted)	Value
Maryland Transportation Authority, 4.00%, 7/1/50	$12,760	$14,691,354
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/43	7,500	8,957,400
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	13,848,645
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/37	450	529,240
(AMT), 4.00%, 10/1/38	565	662,875
(AMT), 4.00%, 10/1/41	450	523,944
Mid-Bay Bridge Authority, FL:
5.00%, 10/1/30	2,050	2,324,228
5.00%, 10/1/35	5,000	5,638,450
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,478,800
New Jersey Transportation Trust Fund Authority, 4.00%, 6/15/41(6)	3,000	3,407,640
New Jersey Transportation Trust Fund Authority, (Transportation Program):
3.00%, 6/15/50	3,575	3,647,823
4.00%, 6/15/45	3,000	3,388,410
5.00%, 6/15/44	3,200	3,832,800
5.25%, 6/15/43	960	1,167,850
New Jersey Turnpike Authority:
4.00%, 1/1/51	13,735	15,786,322
5.00%, 1/1/48(4)	5,000	6,086,700
New Orleans Aviation Board, LA, (North Terminal Project):
(AMT), 5.00%, 1/1/35	2,000	2,246,000
(AMT), 5.00%, 1/1/43	1,500	1,762,905
New York Thruway Authority, 4.00%, 1/1/50	7,770	8,815,143
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,705	1,890,930
(AMT), 5.00%, 7/1/46	7,730	8,567,932
(AMT), 5.25%, 1/1/50	7,520	8,374,498
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/39	1,530	1,723,285
4.00%, 12/1/42	2,875	3,211,892
(AMT), 4.00%, 12/1/38	2,050	2,314,532
(AMT), 4.00%, 12/1/39	300	337,899
(AMT), 4.00%, 12/1/41	300	336,336
(AMT), 4.00%, 12/1/42	650	723,931
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	518,471
North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	5,947,882
North Texas Tollway Authority, 4.00%, 1/1/41	2,295	2,681,616
Osceola County, FL, (Osceola Parkway):
5.00%, 10/1/44	2,000	2,461,720
5.00%, 10/1/49	2,500	3,058,900
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,709,635
Port Authority of New York and New Jersey:
(AMT), 4.00%, 9/1/33(4)	12,080	13,128,061
(AMT), 4.00%, 9/15/43	3,640	4,123,756
(AMT), 4.50%, 4/1/37(4)	10,000	10,152,900
(AMT), 5.00%, 10/15/35	4,050	4,796,415

Security	Principal Amount (000’s omitted)	Value
Port Freeport, TX, (AMT), 4.00%, 6/1/51	$1,500	$1,686,270
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	11,145,900
South Jersey Port Corp., NJ:
(AMT), 5.00%, 1/1/42	2,500	2,900,150
(AMT), 5.00%, 1/1/48	5,500	6,354,370
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,487,150
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	315	361,463
4.00%, 12/31/38	585	669,433
4.00%, 12/31/39	305	348,255
5.00%, 12/31/35	375	465,191
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	16,865	20,072,217
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	16,430	18,338,837
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	550	331,925
0.00%, 8/1/46	2,500	870,000
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	2,500	2,944,875

		$407,710,915

Water and Sewer — 0.4%
Great Lakes Water Authority, MI, 5.00%, 7/1/49	$1,000	$1,243,770
Miami-Dade County, FL, Water and Sewer System Revenue, 4.00%, 10/1/44	2,250	2,644,335
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,125,713

		$6,013,818

Total Tax-Exempt Municipal Obligations — 95.1% (identified cost $1,409,907,486)		$1,510,493,237

Taxable Municipal Obligations — 5.8%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(3)	$210	$52,563

		$52,563

Education — 0.3%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(1)	$1,100	$1,090,496
4.50%, 8/1/43(1)	1,500	1,479,855
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	1,750	1,758,453

		$4,328,804

Escrowed/Prerefunded — 1.3%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$12,501,341
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	7,335	7,690,234

		$20,191,575

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.1%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$7,528,797
Cecil County, MD, 2.55%, 11/1/43	995	985,488
Chicago Board of Education, IL, 5.182%, 12/1/21(8)	325	326,004
Chicago, IL, 7.75%, 1/1/42	4,356	4,954,601
Detroit, MI:
3.11%, 4/1/28	830	837,619
3.344%, 4/1/30	125	125,724
3.644%, 4/1/34	500	499,215
Portsmouth, VA:
2.40%, 7/15/39	1,175	1,151,277
2.50%, 7/15/40	1,195	1,180,194

		$17,588,919

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$14,498,535
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	6,000	6,282,840

		$20,781,375

Insured-General Obligations — 0.4%
Addison Fire Protection District No. 1, IL, (BAM), 2.802%, 12/30/39	$260	$259,620
Detroit, MI, (AMBAC), 5.15%, 4/1/25	6,229	6,232,138
Elmwood Park, IL, (AGM), 2.544%, 12/1/36	355	356,161

		$6,847,919

Special Tax Revenue — 0.5%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$525	$526,995
3.72%, 9/1/27(1)	1,370	1,378,233
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):
4.80%, 3/1/36	2,800	2,836,400
5.25%, 3/1/31	2,905	2,967,051

		$7,708,679

Transportation — 0.6%
Central Texas Regional Mobility Authority, 2.674%, 1/1/33	$1,000	$1,013,210
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(8)	7,375	8,711,719

		$9,724,929

Water and Sewer — 0.3%
Great Lakes Water Authority, MI, 3.473%, 7/1/41	$1,000	$1,070,810
Henrico County, VA, Water and Sewer System Revenue, 2.50%, 5/1/42	3,600	3,562,164

		$4,632,974

Total Taxable Municipal Obligations — 5.8% (identified cost $83,664,386)		$91,857,737

Total Investments — 103.7% (identified cost $1,534,290,481)		$1,646,894,902

Value
Other Assets, Less Liabilities — (3.7)%	$(58,505,579)

Net Assets — 100.0%	$1,588,389,323

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	14.4%
New York	12.4%
Illinois	11.4%
Others, representing less than 10% individually	65.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2021, 8.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 3.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $184,934,048 or 11.6% of the Fund’s net assets.

(2)	Amount is less than 0.05%.

(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(6)	When-issued security.

(7)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2021.

(8)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(175)	Short	12/21/21	$(22,873,047)	$479,554
U.S. Long Treasury Bond	(112)	Short	12/21/21	(18,014,500)	305,164

					$784,718

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

At October 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$44,543,928	$—	$44,543,928
Tax-Exempt Municipal Obligations	—	1,510,493,237	—	1,510,493,237
Taxable Municipal Obligations	—	91,857,737	—	91,857,737
Total Investments	$—	$1,646,894,902	$—	$1,646,894,902
Futures Contracts	$784,718	$—	$—	$784,718
Total	$784,718	$1,646,894,902	$—	$1,647,679,620

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.